SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Accounting Policies [Abstract]
Cash	$ 120,121	$ 54,462
Cash equivalents		0
Deferred offering costs		75,435
Revenue	1,280
Dilutive securities	$ 0	$ 0